Net Profit (Loss) Per Share Attributable to Ordinary Shareholders	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Profit (Loss) Per Share Attributable to Ordinary Shareholders
12. Net Profit (Loss) Per Share Attributable to Ordinary Shareholders
The following table sets forth the computation of basic and diluted net profit (loss) per share attributable to ordinary shareholders for the periods presented:

	Year Ended December 31,
	2022		2021		2020
	Class A	Class B	Class A	Class B	Ordinary Shares
	(in thousands, except share and per share data)
Numerator:
Net profit (loss) attributable to ordinary shareholders, basic and diluted	$(57,339)	$(46,650)	$(90,677)	$(88,208)	$(11,347)

Denominator:
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic and diluted	92,450,867	75,216,507	38,757,558	37,702,067	14,022,788
Net profit (loss) per share attributable to ordinary shareholders, basic and diluted	$(0.62)	$(0.62)	$(2.34)	$(2.34)	$(0.81)
Basic and diluted net profit (loss) per share attributable to ordinary shareholders are the same for each class of ordinary shares as they are entitled to the same liquidation and dividend rights. The weighted-average potential ordinary shares that were excluded from the computation of diluted net profit (loss) per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive, or whose issuance is contingent upon the satisfaction of certain market conditions, are as follows:

	Year Ended December 31,
	2022		2021		2020
	Class A	Class B	Class A	Class B	Ordinary Shares
Convertible preferred shares	—	—	17,817,201	35,634,404	28,217,680
Warrants to purchase ordinary shares(1)(2)	873,370	850,650	1,488,819	354,243	1,858,467
Outstanding share options	16,067,720	—	12,239,441	—	5,985,236
Unvested RSUs	16,176,275	2,131,015	1,562,388	1,965,604	—
Total	33,117,365	2,981,665	33,107,849	37,954,251	36,061,383
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(1)Prior to IPO, assumes the Series B/C convertible preferred share warrants are exercised into Series B convertible preferred shares. Prior to May 4, 2021, should the holder elect to exercise into Series C convertible preferred shares, total weighted-average potential ordinary shares that were excluded from the computation of diluted net profit (loss) per share attributable to ordinary shareholders were 70,110,425 and 35,744,158 for the years ended December 31, 2021 and 2020, respectively. On May 4, 2021, the Series B/C convertible preferred share warrants were amended and restated to, among other things, remove the holder's Series B/C convertible preferred share election right. As a result of the amendment, the shares issuable upon exercise of the Series B/C convertible preferred share warrant shall solely be Series B convertible preferred shares. Upon completion of the IPO during the third quarter of 2021, the Series B/C convertible preferred share warrants automatically converted to warrants to purchase ordinary shares.(2)Includes the warrants to purchase ordinary shares as a result of the conversion of Series B/C convertible preferred share warrants discussed in (1) above, and warrants issued to customers.